Income Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Valuation allowance of deferred tax assets	$ 8,306,000	$ 8,091,000
Valuation allowance increased	215,000	$ 188,000
Net operating loss carry forward	22,396,000
Operating loss expiring from 2033 to 2037	14,016,000
Operating loss carryforwards, not expire	8,380,000
Operating loss carryforwards from various states which expire starting in 2035	$ 4,492,000